ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary of subsidiaries, VIE and VIE's subsidiaries

The Company’s subsidiaries, VIE and VIE’s major subsidiaries as of December 31, 2021 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements:

	As of December 31
	2020	2021
	RMB	RMB
Cash and cash equivalents	20,701	138,672
Restricted cash	—	153,230
Short-term investments	1,347,750	1,037,346
Inventory	48,074	15,595
Prepaid expenses and other current assets	605,287	196,246
Total current assets	2,021,812	1,541,089
Operating lease right-of-use assets	660,407	194,162
Property, equipment and software, net	658,592	647,414
Intangible assets	13,219	77
Land use right	28,983	28,178
Long-term investments	5,356	—
Goodwill	43,631	331
Deferred tax assets	48,324	—
Rental deposit	47,063	17,084
Other non-current assets	950	1,848
Total non-current assets	1,506,525	889,094
Total assets	3,528,337	2,430,183

Accrued expenses and other current liabilities	623,002	417,032
Deferred revenue, current portion	2,724,614	986,993
Operating lease liabilities, current portion	125,986	41,479
Income tax payable	4,654	—
Total current liabilities	3,478,256	1,445,504
Deferred revenue, non-current portion	9,125	9,225
Operating lease liabilities, non-current portion	527,692	158,824
Deferred tax liabilities	78,697	71,616
Other payables	26,580	26,580
Total non-current liabilities	642,094	266,245
Total liabilities	4,120,350	1,711,749

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	2,114,855	7,124,744	6,561,747
Net income	211,799	2,406,144	94,795
Net cash generated from (used in) operating activities	1,238,366	3,945,706	(580,304)
Net cash (used in) generated from investing activities	(1,172,967)	(305,448)	121,861
Net cash used in financing activities	(87,239)	(132,644)	(100,621)